Related Party Transactions (Details) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Interest paid to related parties	$ 1,540,040	$ 140,355	$ (142,968)	$ (65,037)
Related party interest expense			120,687	448,732
Affiliates
Related Party Transaction [Line Items]
Debt held by related parties	1,300,000		2,362,561		1,300,000
Warrants held by related parties	3,235,416		942		3,235,416
Interest paid to related parties	237,596	125,000			237,596
Related party interest expense	$ 453,020	$ 75,957			$ 72,211	$ 40,291